UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21574
Eaton Vance Floating Rate Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building,
255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	May 31
Date of Reporting Period:	February 28, 2007

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Income Trust                                                                                 as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 136.9% (1)

Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.8%
	Alliant Techsystems, Inc.
$594,000	Term Loan, 6.88%, Maturing March 31, 2009	$595,114
	CACI International, Inc.
2,152,286	Term Loan, 6.86%, Maturing May 3, 2011	2,156,322
	Delta Air Lines, Inc.
1,925,000	Term Loan, 12.86%, Maturing March 16, 2008	1,950,279
	Dresser Rand Group, Inc.
173,116	Term Loan, 7.35%, Maturing October 29, 2011	174,522
	DRS Technologies, Inc.
1,116,563	Term Loan, 6.86%, Maturing January 31, 2013	1,121,866
	Evergreen International Aviation
1,600,846	Term Loan, 8.82%, Maturing October 31, 2011	1,608,851
	Forgins International Holdings
951,950	Term Loan, 9.73%, Maturing February 11, 2015	974,262
	Hexcel Corp.
686,648	Term Loan, 7.13%, Maturing March 1, 2012	688,651
	IAP Worldwide Services, Inc.
1,064,250	Term Loan, 9.69%, Maturing December 30, 2012	1,069,904
	K&F Industries, Inc.
658,154	Term Loan, 7.32%, Maturing November 18, 2012	662,474
	Spirit AeroSystems, Inc.
1,298,554	Term Loan, 7.11%, Maturing December 31, 2011	1,307,074
	Standard Aero Holdings, Inc.
2,513,939	Term Loan, 7.60%, Maturing August 24, 2012	2,528,080
	TransDigm, Inc.
1,800,000	Term Loan, 7.37%, Maturing June 23, 2013	1,815,750
	Vought Aircraft Industries, Inc.
1,295,153	Term Loan, 7.88%, Maturing December 17, 2011	1,308,104
	Wesco Aircraft Hardware Corp.
1,300,000	Term Loan, 7.60%, Maturing September 29, 2013	1,311,172
	Wyle Laboratories, Inc.
281,627	Term Loan, 8.11%, Maturing January 28, 2011	283,123
		$19,555,548
Air Transport — 0.5%
	Northwest Airlines, Inc.
$2,350,000	DIP Loan, 7.85%, Maturing August 21, 2008	$2,366,523
	United Airlines, Inc.
1,275,000	Term Loan, 7.38%, Maturing February 1, 2014	1,282,470
		$3,648,993

Automotive — 7.0%
	Accuride Corp.
$2,041,212	Term Loan, 7.38%, Maturing January 31, 2012	$2,052,270
	Affina Group, Inc.
1,210,323	Term Loan, 8.36%, Maturing November 30, 2011	1,221,292
	AxleTech International Holding, Inc.
1,950,000	Term Loan, 11.86%, Maturing April 21, 2013	1,968,687
	CSA Acquisition Corp.
322,342	Term Loan, 7.88%, Maturing December 23, 2011	324,860
686,850	Term Loan, 7.88%, Maturing December 23, 2011	692,217
495,000	Term Loan, 7.88%, Maturing December 23, 2012	499,641
	Dana Corp.
2,575,000	Term Loan, 7.88%, Maturing March 30, 2008	2,582,375
	Dayco Products, LLC
2,238,750	Term Loan, 7.87%, Maturing June 21, 2011	2,259,273
	Exide Technologies, Inc.
483,925	Term Loan, 11.63%, Maturing May 5, 2010	508,727
489,052	Term Loan, 11.63%, Maturing May 5, 2010	514,115
	Federal-Mogul Corp.
2,989,770	Revolving Loan, 6.83%, Maturing July 1, 2007 (2)	2,977,637
4,717,351	Revolving Loan, 8.60%, Maturing July 1, 2007 (2)	4,735,041
563,750	Term Loan, 9.07%, Maturing July 1, 2007	566,921
	Ford Motor Co.
1,975,000	Term Loan, 8.36%, Maturing December 15, 2013	2,000,098
	General Motors Corp.
1,625,000	Term Loan, 7.70%, Maturing November 29, 2013	1,646,024
	Goodyear Tire & Rubber Co.
2,500,000	Revolving Loan, 7.35%, Maturing April 30, 2010 (2)	2,488,282
980,000	Term Loan, 4.72%, Maturing April 30, 2010	988,750
3,290,000	Term Loan, 8.14%, Maturing April 30, 2010	3,332,497
1,000,000	Term Loan, 8.89%, Maturing March 1, 2011	1,015,000
	HLI Operating Co., Inc.
1,409,023	Term Loan, 8.87%, Maturing June 3, 2009	1,426,929
	Insurance Auto Auctions, Inc.
824,564	Term Loan, 7.87%, Maturing May 19, 2012	827,914
	Keystone Automotive Operations, Inc.
1,000,000	Term Loan, 8.82%, Maturing January 12, 2012	1,008,750
	R.J. Tower Corp.
1,925,000	DIP Revolving Loan, 9.94%, Maturing August 2, 2007	1,922,794
	The Hertz Corp.
444,444	Term Loan, 5.37%, Maturing December 21, 2012	448,924
2,488,889	Term Loan, 7.09%, Maturing December 21, 2012	2,513,972
	TriMas Corp.
262,500	Term Loan, 8.07%, Maturing August 2, 2011	266,602
1,134,656	Term Loan, 8.11%, Maturing August 2, 2013	1,152,385

	TRW Automotive, Inc.
$1,945,076	Term Loan, 6.88%, Maturing October 31, 2010	$1,951,966
2,968,916	Term Loan, 6.94%, Maturing June 30, 2012	2,974,715
	United Components, Inc.
1,521,929	Term Loan, 7.61%, Maturing June 30, 2010	1,531,441
	Vanguard Car Rental USA
1,341,000	Term Loan, 8.35%, Maturing June 14, 2013	1,356,924
		$49,757,023
Beverage and Tobacco — 1.7%
	Alliance One International, Inc.
$599,173	Term Loan, 8.82%, Maturing May 13, 2010	$605,914
	Constellation Brands, Inc.
2,250,000	Term Loan, 6.88%, Maturing June 5, 2013	2,267,401
	Culligan International Co.
2,972,435	Term Loan, 7.07%, Maturing September 30, 2011	2,981,724
	National Dairy Holdings, L.P.
767,700	Term Loan, 7.32%, Maturing March 15, 2012	769,139
	National Distribution Co.
770,000	Term Loan, 11.82%, Maturing June 22, 2010	771,925
	Reynolds American, Inc.
3,258,625	Term Loan, 7.14%, Maturing May 31, 2012	3,288,666
	Southern Wine & Spirits of America, Inc.
825,323	Term Loan, 6.86%, Maturing May 31, 2012	828,934
	Sunny Delight Beverages Co.
690,888	Term Loan, 11.36%, Maturing August 20, 2010	679,661
		$12,193,364
Brokers, Dealers and Investment Houses — 0.4%
	AmeriTrade Holding Corp.
$2,425,523	Term Loan, 6.82%, Maturing December 31, 2012	$2,438,536
		$2,438,536
Building and Development — 7.1%
	AP-Newkirk Holdings, LLC
$1,672,111	Term Loan, 8.75%, Maturing December 21, 2007	$1,674,985
	Beacon Sales Acquisition, Inc.
773,063	Term Loan, 7.36%, Maturing September 30, 2013	778,860
	BioMed Realty, L.P.
3,385,000	Term Loan, 7.57%, Maturing May 31, 2010	3,376,537
	Brickman Group Holdings, Inc.
1,800,000	Term Loan, 7.40%, Maturing January 23, 2014	1,810,125
	Capital Automotive (REIT)
1,372,138	Term Loan, 7.07%, Maturing December 16, 2010	1,387,146
	Epco / Fantome, LLC
1,632,000	Term Loan, 7.99%, Maturing November 23, 2010	1,640,160
	Formica Corp.
1,141,375	Term Loan, 9.29%, Maturing March 15, 2013	1,142,446

	FT-FIN Acquisition, LLC
$1,364,019	Term Loan, 6.83%, Maturing November 17, 2007 (2)	$1,367,429
	Hovstone Holdings, LLC
1,160,250	Term Loan, 7.36%, Maturing February 28, 2009	1,142,846
	Lanoga Corp.
1,393,009	Term Loan, 7.11%, Maturing June 29, 2013	1,394,169
	LNR Property Corp.
3,125,000	Term Loan, 8.11%, Maturing July 3, 2011	3,152,344
	Mattamy Funding Partnership
496,250	Term Loan, 7.63%, Maturing April 11, 2013	499,662
	Mueller Group, Inc.
2,149,000	Term Loan, 7.36%, Maturing October 3, 2012	2,172,729
	NCI Building Systems, Inc.
400,742	Term Loan, 6.84%, Maturing June 18, 2010	402,996
	Newkirk Master, L.P.
1,198,219	Term Loan, 7.07%, Maturing August 11, 2008	1,200,278
	Nortek, Inc.
4,972,500	Term Loan, 7.35%, Maturing August 27, 2011	5,006,686
	November 2005 Land Investors
396,647	Term Loan, 8.11%, Maturing May 9, 2011	399,126
	Panolam Industries Holdings, Inc.
606,925	Term Loan, 8.11%, Maturing September 30, 2012	608,822
	PLY GEM Industries, Inc.
947,625	Term Loan, 8.37%, Maturing August 15, 2011	960,655
116,309	Term Loan, 8.37%, Maturing August 15, 2011	117,908
1,744,629	Term Loan, 8.37%, Maturing August 15, 2011	1,768,618
	Rubicon GSA II, LLC
2,650,000	Term Loan, 8.07%, Maturing July 31, 2008	2,650,000
	South Edge, LLC
843,750	Term Loan, 7.38%, Maturing October 31, 2009	843,487
	Stile Acquisition Corp.
1,427,849	Term Loan, 7.38%, Maturing April 6, 2013	1,426,343
	Stile U.S. Acquisition Corp.
1,430,282	Term Loan, 7.38%, Maturing April 6, 2013	1,428,773
	TE/Tousa Senior, LLC
1,700,000	Term Loan, 0.00%, Maturing August 1, 2008	1,653,857
	Tousa/Kolter, LLC
1,536,667	Term Loan, 8.25%, Maturing January 7, 2008	1,538,587
	TRU 2005 RE Holding Co.
4,575,000	Term Loan, 8.32%, Maturing December 9, 2008	4,621,107
	United Subcontractors, Inc.
925,000	Term Loan, 12.62%, Maturing June 27, 2013	897,250
	Wintergames Acquisition ULC
3,525,000	Term Loan, 7.58%, Maturing October 26, 2007	3,527,203
		$50,591,134

Business Equipment and Services — 10.0%
	ACCO Brands Corp.
$1,366,700	Term Loan, 7.11%, Maturing August 17, 2012	$1,380,154
	Activant Solutions, Inc.
791,263	Term Loan, 7.38%, Maturing May 1, 2013	793,241
	Acxiom Corp.
1,645,875	Term Loan, 7.08%, Maturing September 15, 2012	1,660,792
	Affiliated Computer Services
915,750	Term Loan, 7.35%, Maturing March 20, 2013	926,688
2,388,000	Term Loan, 7.36%, Maturing March 20, 2013	2,416,522
	Affinion Group, Inc.
3,019,389	Term Loan, 7.86%, Maturing October 17, 2012	3,051,848
	Allied Security Holdings, LLC
1,436,818	Term Loan, 8.37%, Maturing June 30, 2010	1,451,186
	Buhrmann US, Inc.
1,441,743	Term Loan, 7.11%, Maturing December 31, 2010	1,448,951
	DynCorp International, LLC
1,346,025	Term Loan, 7.66%, Maturing February 11, 2011	1,358,364
	Education Management, LLC
2,965,748	Term Loan, 7.38%, Maturing June 1, 2013	2,994,294
	Gate Gourmet Borrower, LLC
1,255,546	Term Loan, 8.10%, Maturing March 9, 2012	1,271,240
205,556	Term Loan, 8.11%, Maturing March 9, 2012	202,472
	Info USA, Inc.
668,250	Term Loan, 7.12%, Maturing February 14, 2012	669,085
	Iron Mountain, Inc.
2,098,546	Term Loan, 7.13%, Maturing April 2, 2011	2,106,852
	Language Line, Inc.
4,147,921	Term Loan, 8.60%, Maturing June 11, 2011	4,192,640
	Mitchell International, Inc.
717,432	Term Loan, 7.37%, Maturing August 15, 2011	721,019
	N.E.W. Holdings I, LLC
860,000	Term Loan, 12.36%, Maturing February 8, 2014	872,900
482,927	Term Loan, 8.11%, Maturing August 8, 2014	487,454
	Nielsen Finance, LLC
7,680,750	Term Loan, 7.61%, Maturing August 9, 2013	7,764,555
	Protection One, Inc.
2,257,634	Term Loan, 7.84%, Maturing March 31, 2012	2,268,922
	Quantum Corp.
388,889	Term Loan, 9.44%, Maturing August 22, 2012	389,375
250,000	Term Loan, 13.69%, Maturing August 22, 2013	249,062
	Quintiles Transnational Corp.
1,875,000	Term Loan, 9.36%, Maturing March 31, 2014	1,903,907
	Serena Software, Inc.
582,188	Term Loan, 7.61%, Maturing March 10, 2013	588,737

	Sitel (Client Logic)
$2,150,000	Term Loan, 7.91%, Maturing January 29, 2014	$2,168,365
	SS&C Technologies, Inc.
48,549	Term Loan, 7.86%, Maturing November 23, 2012	48,842
912,442	Term Loan, 7.86%, Maturing November 23, 2012	917,955
	SunGard Data Systems, Inc.
14,381,000	Term Loan, 7.36%, Maturing February 11, 2013	14,542,786
	TDS Investor Corp.
EUR 2,000,000	Term Loan, 6.47%, Maturing August 23, 2013	2,656,996
3,066,191	Term Loan, 7.86%, Maturing August 23, 2013	3,100,112
301,124	Term Loan, 7.86%, Maturing August 23, 2013	304,456
	Transaction Network Services, Inc.
869,764	Term Loan, 7.35%, Maturing May 4, 2012	871,938
	US Investigations Services, Inc.
1,283,814	Term Loan, 7.87%, Maturing October 14, 2012	1,294,245
1,593,443	Term Loan, 7.87%, Maturing October 14, 2013	1,606,389
	Williams Scotsman, Inc.
850,000	Term Loan, 6.82%, Maturing June 27, 2010	850,531
	Worldspan, L.P.
1,550,000	Term Loan, 8.60%, Maturing December 7, 2013	1,561,431
		$71,094,306
Cable and Satellite Television — 8.3%
	Atlantic Broadband Finance, LLC
$3,970,008	Term Loan, 8.10%, Maturing February 10, 2011	$4,024,595
	Bragg Communications, Inc.
2,159,625	Term Loan, 7.11%, Maturing August 31, 2011	2,169,073
	Bresnan Broadband Holdings, LLC
1,325,000	Term Loan, 9.86%, Maturing March 29, 2014	1,351,087
	Cequel Communications, LLC
1,800,000	Term Loan, 9.86%, Maturing May 5, 2014	1,851,188
3,504,119	Term Loan, 11.36%, Maturing May 5, 2014	3,618,003
	Charter Communications Operating, LLC
12,297,231	Term Loan, 7.99%, Maturing April 28, 2013	12,399,458
	CSC Holdings, Inc.
3,300,063	Term Loan, 7.11%, Maturing March 29, 2013	3,320,275
	Insight Midwest Holdings, LLC
5,925,000	Term Loan, 7.36%, Maturing April 6, 2014	5,989,808
	MCC Iowa, LLC
1,887,500	Term Loan, 7.37%, Maturing March 31, 2010	1,876,687
	Mediacom Broadband Group
2,947,725	Term Loan, 7.12%, Maturing January 31, 2015	2,955,324
	Mediacom Illinois, LLC
4,098,125	Term Loan, 7.12%, Maturing January 31, 2015	4,112,759
	NTL Cable, PLC
997,500	Term Loan, 8.36%, Maturing January 28, 2011	1,039,894

	NTL Investment Holdings, Ltd.
$2,782,878	Term Loan, 7.36%, Maturing March 30, 2012	$2,800,273
	Orion Cable GMBH
EUR 925,000	Term Loan, 6.50%, Maturing October 31, 2014	1,230,890
EUR 925,000	Term Loan, 7.22%, Maturing October 31, 2015	1,236,593
	Persona Communications Corp.
392,689	Revolving Loan, 8.10%, Maturing October 12, 2013 (2)	396,616
632,311	Term Loan, 8.12%, Maturing October 12, 2013	638,634
900,000	Term Loan, 11.36%, Maturing April 12, 2014	912,375
	UGS Corp.
4,454,290	Term Loan, 7.10%, Maturing March 31, 2012	4,463,568
	UPC Broadband Holding B.V.
1,330,000	Term Loan, 7.37%, Maturing March 31, 2013	1,337,481
1,330,000	Term Loan, 7.37%, Maturing December 31, 2013	1,337,447
		$59,062,028
Chemicals and Plastics — 10.2%
	Basell Af S.A.R.L.
$312,500	Term Loan, 7.60%, Maturing August 1, 2013	$316,260
62,500	Term Loan, 7.60%, Maturing August 1, 2013	63,252
312,500	Term Loan, 8.35%, Maturing August 1, 2014	316,260
62,500	Term Loan, 8.35%, Maturing August 1, 2014	63,252
	Brenntag Holding GmbH and Co. KG
432,000	Term Loan, 7.89%, Maturing December 23, 2013	437,535
1,768,000	Term Loan, 7.89%, Maturing December 23, 2013	1,787,614
1,100,000	Term Loan, 11.89%, Maturing December 23, 2015	1,125,609
	Celanese Holdings, LLC
6,323,136	Term Loan, 7.11%, Maturing June 4, 2011	6,380,222
	GenTek, Inc.
615,213	Term Loan, 7.35%, Maturing February 25, 2011	617,231
749,148	Term Loan, 9.61%, Maturing February 28, 2012	754,486
	Georgia Gulf Corp.
1,357,535	Term Loan, 7.32%, Maturing October 3, 2013	1,372,323
	Hercules, Inc.
2,819,549	Term Loan, 6.82%, Maturing October 8, 2010	2,828,360
	Hexion Specialty Chemicals, Inc.
4,107,590	Term Loan, 7.88%, Maturing May 5, 2013	4,147,639
892,285	Term Loan, 7.88%, Maturing May 5, 2013	900,985
	Huntsman, LLC
4,770,146	Term Loan, 7.07%, Maturing August 16, 2012	4,805,030
	INEOS Group
1,782,000	Term Loan, 7.61%, Maturing December 14, 2013	1,806,688
1,782,000	Term Loan, 8.11%, Maturing December 14, 2014	1,806,688
	Innophos, Inc.
2,146,955	Term Loan, 7.57%, Maturing August 10, 2010	2,161,715
	Invista B.V.
5,985,000	Term Loan, 6.86%, Maturing April 30, 2010	5,992,481

	ISP Chemo, Inc.
$2,431,625	Term Loan, 7.38%, Maturing February 16, 2013	$2,459,632
	Kraton Polymers, LLC
1,826,920	Term Loan, 7.38%, Maturing May 12, 2013	1,844,619
	Lucite International Group
233,588	Term Loan, 0.00%, Maturing July 7, 2013 (2)	236,362
663,080	Term Loan, 8.07%, Maturing July 7, 2013	670,954
	Lyondell Chemical Co.
4,278,500	Term Loan, 7.11%, Maturing August 16, 2013	4,313,858
	Momentive Performance Material
1,850,000	Term Loan, 7.63%, Maturing December 4, 2013	1,869,194
	Mosaic Co.
1,576,000	Term Loan, 7.11%, Maturing December 21, 2012	1,592,745
	Nalco Co.
5,407,166	Term Loan, 7.11%, Maturing November 4, 2010	5,452,305
	PQ Corp.
574,763	Term Loan, 7.37%, Maturing February 10, 2012	578,834
	Professional Paint, Inc.
820,875	Term Loan, 7.63%, Maturing May 31, 2012	825,492
350,000	Term Loan, 11.13%, Maturing May 31, 2013	353,937
	Propex Fabrics, Inc.
927,305	Term Loan, 8.36%, Maturing July 31, 2012	930,783
	Rockwood Specialties Group, Inc.
6,345,500	Term Loan, 7.36%, Maturing December 10, 2012	6,407,369
	Solo Cup Co.
4,364,752	Term Loan, 8.82%, Maturing February 27, 2011	4,437,386
	Solutia, Inc.
2,050,000	DIP Loan, 8.36%, Maturing March 31, 2007	2,078,829
	Wellman, Inc.
750,000	Term Loan, 9.36%, Maturing February 10, 2009	754,375
		$72,490,304
Clothing/Textiles — 0.7%
	Hanesbrands, Inc.
$1,852,143	Term Loan, 7.57%, Maturing September 5, 2013	$1,871,244
950,000	Term Loan, 9.11%, Maturing March 5, 2014	978,574
	St. John Knits International, Inc.
649,882	Term Loan, 8.38%, Maturing March 23, 2012	653,131
	The William Carter Co.
1,078,800	Term Loan, 6.86%, Maturing July 14, 2012	1,081,665
		$4,584,614
Conglomerates — 2.5%
	Amsted Industries, Inc.
$1,923,635	Term Loan, 7.36%, Maturing October 15, 2010	$1,938,665
	Blount, Inc.
343,021	Term Loan, 7.09%, Maturing August 9, 2010	343,986

	Dundee Holding, Inc.
$1,841,300	Term Loan, 8.57%, Maturing February 17, 2015	$1,855,110
	Euramax International, Inc.
680,337	Term Loan, 8.13%, Maturing June 28, 2012	684,419
501,316	Term Loan, 12.36%, Maturing June 28, 2013	505,702
248,684	Term Loan, 12.36%, Maturing June 28, 2013	250,860
	Goodman Global Holdings, Inc.
990,643	Term Loan, 7.13%, Maturing December 23, 2011	994,771
	Jarden Corp.
2,429,449	Term Loan, 7.11%, Maturing January 24, 2012	2,443,493
958,719	Term Loan, 7.11%, Maturing January 24, 2012	963,913
	Johnson Diversey, Inc.
1,899,310	Term Loan, 7.86%, Maturing December 16, 2011	1,921,568
	Polymer Group, Inc.
2,846,250	Term Loan, 7.61%, Maturing November 22, 2012	2,871,155
	Rexnord Corp.
1,475,000	Term Loan, 7.88%, Maturing July 19, 2013	1,489,750
	RGIS Holdings, LLC
1,262,345	Term Loan, 7.86%, Maturing February 15, 2013	1,263,923
		$17,527,315
Containers and Glass Products — 5.5%
	Berry Plastics Corp.
$2,842,875	Term Loan, 7.11%, Maturing September 20, 2013	$2,864,197
	Bluegrass Container Co.
423,930	Term Loan, 7.60%, Maturing June 30, 2013	429,980
1,416,820	Term Loan, 7.60%, Maturing June 30, 2013	1,437,039
321,212	Term Loan, 10.32%, Maturing December 30, 2013	329,002
1,003,788	Term Loan, 10.32%, Maturing December 30, 2013	1,028,130
	Crown Americas, Inc.
693,000	Term Loan, 7.11%, Maturing November 15, 2012	695,166
	Graham Packaging Holdings Co.
5,292,000	Term Loan, 7.63%, Maturing October 7, 2011	5,357,203
396,962	Term Loan, 7.69%, Maturing October 7, 2011	401,853
1,428,571	Term Loan, 9.63%, Maturing April 7, 2012	1,446,429
	Graphic Packaging International, Inc.
8,364,503	Term Loan, 7.86%, Maturing August 8, 2010	8,480,820
	IPG (US), Inc.
3,225,750	Term Loan, 8.07%, Maturing July 28, 2011	3,237,847
	JSG Acquisitions
2,055,000	Term Loan, 7.74%, Maturing December 31, 2013	2,076,193
2,055,000	Term Loan, 8.24%, Maturing December 13, 2014	2,086,468
	Kranson Industries, Inc.
947,625	Term Loan, 8.11%, Maturing July 31, 2013	957,101
	Owens-Brockway Glass Container
1,759,500	Term Loan, 6.82%, Maturing June 14, 2013	1,767,564
	Smurfit-Stone Container Corp.

$717,807	Term Loan, 4.73%, Maturing November 1, 2011	$725,596
785,646	Term Loan, 7.63%, Maturing November 1, 2011	794,172
2,837,451	Term Loan, 7.63%, Maturing November 1, 2011	2,868,243
1,782,090	Term Loan, 7.63%, Maturing November 1, 2011	1,801,429
		$38,784,432
Cosmetics/Toiletries — 0.5%
	American Safety Razor Co.
$1,050,000	Term Loan, 11.63%, Maturing July 31, 2014	$1,073,625
	Prestige Brands, Inc.
2,386,742	Term Loan, 7.64%, Maturing April 7, 2011	2,407,626
		$3,481,251
Drugs — 1.5%
	Graceway Pharmaceuticals, LLC
$1,000,000	Term Loan, 7.84%, Maturing December 29, 2011	$1,009,063
500,000	Term Loan, 11.34%, Maturing December 29, 2012	506,562
	Patheon, Inc.
2,003,169	Term Loan, 9.57%, Maturing December 14, 2011	1,986,894
	Pharmaceutical Holdings Corp.
750,000	Term Loan, 8.57%, Maturing January 30, 2012	751,875
	Stiefel Laboratories, Inc.
758,427	Term Loan, 7.57%, Maturing December 28, 2013	767,433
991,573	Term Loan, 7.61%, Maturing December 28, 2013	1,003,348
750,000	Term Loan, 10.36%, Maturing June 28, 2014	763,125
	Warner Chilcott Corp.
3,047,276	Term Loan, 7.36%, Maturing January 18, 2012	3,070,947
836,629	Term Loan, 7.36%, Maturing January 18, 2012	843,128
51,948	Term Loan, 7.36%, Maturing January 18, 2012	52,240
		$10,754,615
Ecological Services and Equipment — 1.9%
	Allied Waste Industries, Inc.
$1,487,310	Term Loan, 5.33%, Maturing January 15, 2012	$1,499,704
3,353,701	Term Loan, 7.15%, Maturing January 15, 2012	3,379,833
	Duratek, Inc.
656,532	Term Loan, 7.63%, Maturing June 7, 2013	663,714
	EnergySolutions, LLC
69,182	Term Loan, 7.57%, Maturing June 7, 2013	69,939
1,449,843	Term Loan, 7.63%, Maturing June 7, 2013	1,465,701
	Environmental Systems, Inc.
1,449,990	Term Loan, 8.84%, Maturing December 12, 2008	1,449,990
	IESI Corp.
1,400,000	Term Loan, 7.11%, Maturing January 20, 2012	1,405,250
	Kemble Waters Structure Ltd.
GBP 1,500,000	Term Loan, 9.19%, Maturing October 13, 2013	2,939,625

	Sensus Metering Systems, Inc.
$107,254	Term Loan, 7.35%, Maturing December 17, 2010	$107,857
807,454	Term Loan, 7.36%, Maturing December 17, 2010	811,996
		$13,793,609
Electronics/Electrical — 5.5%
	Advanced Micro Devices, Inc.
$2,681,644	Term Loan, 7.57%, Maturing December 31, 2013	$2,709,984
	AMI Semiconductor, Inc.
2,010,568	Term Loan, 6.82%, Maturing April 1, 2012	2,010,568
	Aspect Software, Inc.
2,244,375	Term Loan, 8.38%, Maturing July 11, 2011	2,273,366
2,000,000	Term Loan, 12.44%, Maturing July 11, 2013	2,010,000
	Communications & Power, Inc.
739,812	Term Loan, 7.57%, Maturing July 23, 2010	743,049
	EnerSys Capital, Inc.
1,950,000	Term Loan, 7.11%, Maturing March 17, 2011	1,962,187
	FCI International S.A.S.
232,989	Term Loan, 7.87%, Maturing November 1, 2013	235,902
242,011	Term Loan, 7.87%, Maturing November 1, 2013	243,523
242,011	Term Loan, 8.62%, Maturing November 1, 2013	244,733
232,989	Term Loan, 8.62%, Maturing November 1, 2013	235,902
	Freescale Semiconductor, Inc.
4,775,000	Term Loan, 7.12%, Maturing December 1, 2013	4,819,021
	Infor Enterprise Solutions
2,933,363	Term Loan, 9.12%, Maturing July 28, 2012	2,963,429
1,530,450	Term Loan, 9.12%, Maturing July 28, 2012	1,543,076
	Network Solutions, LLC
1,064,250	Term Loan, 10.36%, Maturing January 9, 2012	1,077,553
	Open Solutions, Inc.
2,225,000	Term Loan, 7.49%, Maturing January 23, 2014	2,248,641
	Rayovac Corp.
3,855,195	Term Loan, 8.60%, Maturing February 7, 2012	3,899,599
	Rexel S.A.
1,700,000	Term Loan, 7.61%, Maturing March 16, 2013	1,704,959
	Sensata Technologies Finance Co.
1,870,625	Term Loan, 7.11%, Maturing April 27, 2013	1,875,887
	Telcordia Technologies, Inc.
2,902,078	Term Loan, 8.11%, Maturing September 15, 2012	2,876,232
	TTM Technologies, Inc.
656,250	Term Loan, 7.62%, Maturing October 27, 2012	660,352
	VeriFone, Inc.
1,700,000	Term Loan, 7.11%, Maturing October 31, 2013	1,706,375
	Vertafore, Inc.
950,000	Term Loan, 11.36%, Maturing January 31, 2013	965,041
		$39,009,379

Equipment Leasing — 1.0%
	AWAS Capital, Inc.
$2,516,941	Term Loan, 11.38%, Maturing March 22, 2013	$2,554,696
	Maxim Crane Works, L.P.
1,162,492	Term Loan, 7.32%, Maturing January 28, 2010	1,164,672
	Rental Service Corp.
1,250,000	Term Loan, 8.86%, Maturing November 30, 2013	1,275,000
	United Rentals, Inc.
334,029	Term Loan, 5.32%, Maturing February 14, 2011	338,239
1,398,214	Term Loan, 7.32%, Maturing February 14, 2011	1,415,837
		$6,748,444
Farming/Agriculture — 0.3%
	Central Garden & Pet Co.
$2,307,563	Term Loan, 6.82%, Maturing February 28, 2014	$2,311,889
		$2,311,889
Financial Intermediaries — 2.3%
	AIMCO Properties, L.P.
$1,950,000	Term Loan, 6.91%, Maturing March 23, 2011	$1,964,017
	Citgo III, Ltd.
250,000	Term Loan, 8.11%, Maturing August 3, 2013	252,187
250,000	Term Loan, 8.61%, Maturing August 3, 2014	253,125
	Coinstar, Inc.
4,542,944	Term Loan, 7.36%, Maturing July 7, 2011	4,571,337
	Grosvenor Capital Management
1,600,000	Term Loan, 7.63%, Maturing December 5, 2013	1,609,000
	iPayment, Inc.
1,042,125	Term Loan, 7.35%, Maturing May 10, 2013	1,048,638
	LPL Holdings, Inc.
3,994,813	Term Loan, 7.86%, Maturing June 30, 2013	4,055,985
	Oxford Acquisition III, Ltd.
1,400,000	Term loan, 7.74%, Maturing September 20, 2013	1,413,343
	The Macerich Partnership, L.P.
1,350,000	Term Loan, 6.88%, Maturing April 25, 2010	1,355,906
		$16,523,538
Food Products — 2.2%
	Acosta, Inc.
$3,335,120	Term Loan, 8.07%, Maturing July 28, 2013	$3,368,471
	Chiquita Brands, LLC
753,525	Term Loan, 8.38%, Maturing June 28, 2012	766,712
	Dole Food Company, Inc.
181,395	Term Loan, 5.23%, Maturing April 12, 2013	181,747
1,350,262	Term Loan, 7.46%, Maturing April 12, 2013	1,352,878
405,078	Term Loan, 7.55%, Maturing April 12, 2013	405,864

	Michael Foods, Inc.
$530,333	Term Loan, 7.36%, Maturing November 21, 2010	$533,095
	Nutro Products, Inc.
534,173	Term Loan, 7.36%, Maturing April 26, 2013	537,011
	Pinnacle Foods Holdings Corp.
2,201,839	Term Loan, 7.36%, Maturing November 25, 2010	2,212,298
	QCE Finance, LLC
1,247,500	Term Loan, 7.63%, Maturing May 5, 2013	1,254,691
1,050,000	Term Loan, 11.11%, Maturing November 5, 2013	1,074,281
	Reddy Ice Group, Inc.
2,190,000	Term Loan, 7.11%, Maturing August 9, 2012	2,196,844
	Sturm Foods, Inc.
1,275,000	Term Loan, 7.88%, Maturing January 31, 2014	1,281,774
500,000	Term Loan, 11.38%, Maturing July 31, 2014	505,312
		$15,670,978
Food Service — 3.0%
	AFC Enterprises, Inc.
$622,870	Term Loan, 7.38%, Maturing May 23, 2009	$627,541
	Aramark Corp.
GBP 1,250,000	Term Loan, 7.63%, Maturing January 27, 2014	2,474,184
	Buffets, Inc.
207,083	Term Loan, 5.27%, Maturing May 1, 2013	208,313
1,567,917	Term Loan, 8.36%, Maturing November 1, 2013	1,577,227
	Burger King Corp.
1,383,067	Term Loan, 6.88%, Maturing June 30, 2012	1,389,598
	Carrols Corp.
325,600	Term Loan, 7.82%, Maturing December 31, 2010	327,533
	CBRL Group, Inc.
1,977,052	Term Loan, 6.86%, Maturing April 27, 2013	1,985,208
	CKE Restaurants, Inc.
1,434,911	Term Loan, 7.38%, Maturing May 1, 2010	1,440,291
	Denny’s, Inc.
146,667	Term Loan, 7.52%, Maturing March 31, 2012	148,500
886,377	Term Loan, 7.62%, Maturing March 31, 2012	897,456
	Domino’s, Inc.
6,683,699	Term Loan, 6.88%, Maturing June 25, 2010	6,714,331
	NPC International, Inc.
437,500	Term Loan, 7.12%, Maturing May 3, 2013	439,141
	RMK Acquisition Corp. (Aramark)
112,196	Term Loan, 5.32%, Maturing January 26, 2014	113,480
1,587,804	Term Loan, 7.47%, Maturing January 26, 2014	1,605,965
	Sagittarius Restaurants, LLC
421,813	Term Loan, 7.62%, Maturing March 29, 2013	424,976
	Sbarro, Inc.
1,000,000	Term Loan, 7.82%, Maturing January 31, 2014	1,011,250
		$21,384,994

Food/Drug Retailers — 2.0%
	Cumberland Farms, Inc.
$1,745,625	Term Loan, 7.37%, Maturing September 29, 2013	$1,754,353
	General Nutrition Centers, Inc.
582,002	Term Loan, 8.07%, Maturing December 5, 2009	585,094
	Roundy’s Supermarkets, Inc.
3,786,750	Term Loan, 8.09%, Maturing November 3, 2011	3,822,724
	SUPERVALU, Inc.
1,662,438	Term Loan, 7.10%, Maturing June 1, 2012	1,673,423
	The Jean Coutu Group (PJC), Inc.
5,455,800	Term Loan, 7.88%, Maturing July 30, 2011	5,470,225
	The Pantry, Inc.
891,000	Term Loan, 7.07%, Maturing January 2, 2012	894,898
		$14,200,717
Forest Products — 2.9%
	Appleton Papers, Inc.
$3,050,316	Term Loan, 7.62%, Maturing June 11, 2010	$3,069,380
	Boise Cascade Holdings, LLC
2,979,519	Term Loan, 7.11%, Maturing October 29, 2011	3,004,660
	Buckeye Technologies, Inc.
1,193,245	Term Loan, 7.38%, Maturing April 15, 2010	1,194,489
	Georgia-Pacific Corp.
9,751,500	Term Loan, 7.35%, Maturing December 20, 2012	9,852,574
	NewPage Corp.
2,021,469	Term Loan, 7.62%, Maturing May 2, 2011	2,051,791
	Xerium Technologies, Inc.
1,354,167	Term Loan, 7.86%, Maturing May 18, 2012	1,355,860
		$20,528,754
Healthcare — 10.0%
	Accellent, Inc.
$1,376,200	Term Loan, 7.36%, Maturing November 22, 2012	$1,375,914
	Alliance Imaging, Inc.
477,038	Term Loan, 7.88%, Maturing December 29, 2011	480,139
	American Medical Systems
1,795,305	Term Loan, 7.68%, Maturing July 20, 2012	1,797,549
	AmeriPath, Inc.
962,725	Term Loan, 7.36%, Maturing October 31, 2012	964,530
	AMN Healthcare, Inc.
438,587	Term Loan, 7.11%, Maturing November 2, 2011	439,957
	AMR HoldCo, Inc.
1,306,377	Term Loan, 7.38%, Maturing February 10, 2012	1,312,909
	Community Health Systems, Inc.
6,545,389	Term Loan, 7.10%, Maturing August 19, 2011	6,588,347
2,394,000	Term Loan, 7.11%, Maturing February 29, 2012	2,409,712

	Concentra Operating Corp.
$2,369,147	Term Loan, 7.38%, Maturing September 30, 2011	$2,380,254
	CONMED Corp.
915,444	Term Loan, 7.38%, Maturing April 13, 2013	916,017
	CRC Health Corp.
548,625	Term Loan, 7.86%, Maturing February 6, 2013	554,969
545,882	Term Loan, 7.86%, Maturing February 6, 2013	552,194
	DJ Orthopedics, LLC
374,000	Term Loan, 6.88%, Maturing April 7, 2013	374,585
	Emdeon Business Services, LLC
1,887,417	Term Loan, 7.87%, Maturing November 16, 2013	1,897,247
	Encore Medical Finance, LLC
1,947,000	Term Loan, 7.88%, Maturing November 3, 2013	1,955,518
	FGX International, Inc.
600,000	Term Loan, 9.36%, Maturing December 12, 2012	601,500
333,000	Term Loan, 13.11%, Maturing December 9, 2013	321,345
	FHC Health Systems, Inc.
2,000,000	Term Loan, 15.12%, Maturing February 7, 2011	2,060,000
	Fresenius Medical Care Holdings
3,171,013	Term Loan, 6.74%, Maturing March 31, 2013	3,176,299
	Hanger Orthopedic Group, Inc.
820,880	Term Loan, 7.87%, Maturing May 30, 2013	826,702
	HCA, Inc.
7,500,000	Term Loan, 7.61%, Maturing November 18, 2013	7,598,122
	HealthSouth Corp.
2,363,125	Term Loan, 8.61%, Maturing March 10, 2013	2,388,099
	Iasis Healthcare, LLC
3,900,000	Term Loan, 7.57%, Maturing June 16, 2011	3,943,875
	Invacare Corp.
1,125,000	Term Loan, 7.60%, Maturing February 12, 2013	1,137,656
	Kinetic Concepts, Inc.
932,067	Term Loan, 7.12%, Maturing October 3, 2009	937,892
	Leiner Health Products, Inc.
2,437,500	Term Loan, 8.88%, Maturing May 27, 2011	2,463,018
	LifeCare Holdings, Inc.
962,813	Term Loan, 7.57%, Maturing August 11, 2012	933,326
	LifePoint Hospitals, Inc.
4,249,278	Term Loan, 6.99%, Maturing April 15, 2012	4,253,395
	Magellan Health Services, Inc.
2,162,162	Term Loan, 5.20%, Maturing August 15, 2008	2,167,568
1,621,622	Term Loan, 7.11%, Maturing August 15, 2008	1,625,676
	Matria Healthcare, Inc.
163,346	Term Loan, 7.36%, Maturing January 19, 2012	164,571
	MedAssets, Inc.
1,000,000	Term Loan, 7.82%, Maturing October 23, 2013	1,005,000

	MultiPlan Merger Corp.
$968,765	Term Loan, 7.82%, Maturing April 12, 2013	$978,150
	MultiPlan, Inc.
688,750	Term Loan, 7.82%, Maturing April 12, 2013	695,423
	National Mentor Holdings, Inc.
68,600	Term Loan, 5.32%, Maturing June 29, 2013	68,986
1,150,618	Term Loan, 7.87%, Maturing June 29, 2013	1,157,090
	National Rental Institutes, Inc.
970,125	Term Loan, 7.63%, Maturing March 31, 2013	973,763
	RadNet Management, Inc.
625,000	Term Loan, 8.85%, Maturing November 15, 2012	628,125
650,000	Term Loan, 12.85%, Maturing November 15, 2013	658,125
	Renal Advantage, Inc.
370,428	Term Loan, 7.86%, Maturing October 5, 2012	374,596
	Select Medical Holding Corp.
2,322,403	Term Loan, 7.11%, Maturing February 24, 2012	2,321,016
	Sunrise Medical Holdings, Inc.
697,573	Term Loan, 8.88%, Maturing May 13, 2010	695,829
	Vanguard Health Holding Co., LLC
1,347,714	Term Loan, 7.61%, Maturing September 23, 2011	1,362,314
	VWR International, Inc.
1,613,371	Term Loan, 7.61%, Maturing April 7, 2011	1,626,479
		$71,143,781
Home Furnishings — 1.1%
	Interline Brands, Inc.
$1,110,723	Term Loan, 7.07%, Maturing June 23, 2013	$1,112,805
768,533	Term Loan, 7.07%, Maturing June 23, 2013	769,974
	Knoll, Inc.
1,808,935	Term Loan, 7.11%, Maturing October 3, 2012	1,822,954
	National Bedding Co., LLC
550,000	Term Loan, 10.36%, Maturing August 31, 2012	561,172
	Simmons Co.
3,208,037	Term Loan, 7.41%, Maturing December 19, 2011	3,234,103
		$7,501,008
Industrial Equipment — 2.8%
	Aearo Technologies, Inc.
$400,000	Term Loan, 11.86%, Maturing September 24, 2013	$407,625
	Alliance Laundry Holdings, LLC
492,085	Term Loan, 7.60%, Maturing January 27, 2012	496,698
	Douglas Dynamics Holdings, Inc.
874,135	Term Loan, 7.11%, Maturing December 16, 2010	871,949
	Flowserve Corp.
2,232,879	Term Loan, 6.88%, Maturing August 10, 2012	2,238,044
	Foamex L.P.
2,000,000	Term Loan, 7.57%, Maturing February 12, 2013	2,021,876

	Generac Acquisition Corp.
$1,930,500	Term Loan, 7.86%, Maturing November 7, 2013	$1,938,946
500,000	Term Loan, 11.36%, Maturing April 7, 2014	500,000
	Gleason Corp.
663,485	Term Loan, 7.88%, Maturing June 30, 2013	668,876
400,000	Term Loan, 10.88%, Maturing December 31, 2013	405,250
	John Maneely Co.
3,356,518	Term Loan, 8.62%, Maturing December 8, 2013	3,400,572
	PP Acquisition Corp.
3,990,451	Term Loan, 8.32%, Maturing November 12, 2011	4,010,403
	Terex Corp.
796,000	Term Loan, 7.11%, Maturing July 13, 2013	798,985
	TFS Acquisition Corp.
1,995,000	Term Loan, 8.92%, Maturing August 11, 2013	2,009,962
		$19,769,186
Insurance — 1.6%
	Applied Systems, Inc.
$1,496,250	Term Loan, 8.17%, Maturing September 26, 2013	$1,505,135
	ARG Holding, Inc.
1,400,000	Term Loan, 12.69%, Maturing November 30, 2012	1,422,750
	CCC Information Services Group
767,824	Term Loan, 7.87%, Maturing February 10, 2013	771,663
	Conseco, Inc.
3,092,250	Term Loan, 7.32%, Maturing October 10, 2013	3,112,544
	Crawford and Company
1,472,315	Term Loan, 7.86%, Maturing October 31, 2013	1,480,597
	U.S.I. Holdings Corp.
249,375	Term Loan, 7.61%, Maturing March 24, 2011	249,687
2,459,394	Term Loan, 7.61%, Maturing March 24, 2011	2,462,468
		$11,004,844
Leisure Goods/Activities/Movies — 8.1%
	24 Hour Fitness Worldwide, Inc.
$1,851,013	Term Loan, 7.86%, Maturing June 8, 2012	$1,867,594
	Alliance Atlantis Communications, Inc.
685,785	Term Loan, 6.86%, Maturing December 31, 2011	686,214
	AMC Entertainment, Inc.
2,079,000	Term Loan, 7.32%, Maturing January 26, 2013	2,099,358
	Bombardier Recreational Product
2,027,848	Term Loan, 7.86%, Maturing June 28, 2013	2,045,592
	Butterfly Wendel US, Inc.
325,000	Term Loan, 8.08%, Maturing June 22, 2013	330,241
325,000	Term Loan, 7.83%, Maturing June 22, 2014	328,616
	Cedar Fair, L.P.
4,383,000	Term Loan, 7.32%, Maturing August 30, 2012	4,433,952

	Cinemark, Inc.
$4,064,813	Term Loan, 7.39%, Maturing October 5, 2013	$4,105,461
	Easton-Bell Sports, Inc.
1,370,313	Term Loan, 7.07%, Maturing March 16, 2012	1,377,449
	Fender Musical Instruments Co.
785,000	Term Loan, 11.36%, Maturing October 1, 2012	804,625
	Mega Blocks, Inc.
1,797,625	Term Loan, 7.15%, Maturing July 26, 2012	1,799,872
	Metro-Goldwyn-Mayer Holdings, Inc.
10,143,350	Term Loan, 8.61%, Maturing April 8, 2012	10,244,783
	National Cinemedia, LLC
850,000	Term Loan, 7.07%, Maturing February 13, 2015	850,000
	Regal Cinemas Corp.
4,488,750	Term Loan, 7.11%, Maturing November 10, 2010	4,516,203
	Revolution Studios
2,000,000	Term Loan, 9.07%, Maturing December 21, 2014	2,015,000
900,000	Term Loan, 12.32%, Maturing June 21, 2015	897,750
	Six Flags Theme Parks, Inc.
7,901,515	Term Loan, 8.61%, Maturing June 30, 2009	8,004,606
	Southwest Sports Group, LLC
2,000,000	Term Loan, 7.88%, Maturing December 22, 2010	2,000,626
	The Yankee Candle Company, Inc.
775,000	Term Loan, 7.32%, Maturing February 6, 2014	783,719
	Universal City Development Partners, Ltd.
1,924,945	Term Loan, 7.36%, Maturing June 9, 2011	1,944,195
	WMG Acquisition Corp.
6,357,035	Term Loan, 7.36%, Maturing February 28, 2011	6,396,766
		$57,532,622
Lodging and Casinos — 3.5%
	Ameristar Casinos, Inc.
$1,212,750	Term Loan, 6.82%, Maturing November 10, 2012	$1,216,237
	Bally Technologies, Inc.
2,744,523	Term Loan, 8.61%, Maturing September 5, 2009	2,763,392
	CCM Merger, Inc.
1,572,317	Term Loan, 7.36%, Maturing April 25, 2012	1,587,303
	Fairmont Hotels and Resorts, Inc.
581,503	Term Loan, 8.57%, Maturing May 12, 2011	586,591
	Green Valley Ranch Gaming, LLC
500,000	Term Loan, 8.61%, Maturing August 16, 2007	509,937
	Isle of Capri Casinos, Inc.
2,479,400	Term Loan, 7.12%, Maturing February 4, 2012	2,501,405
	Penn National Gaming, Inc.
7,184,062	Term Loan, 7.11%, Maturing October 3, 2012	7,246,923
	Pinnacle Entertainment, Inc.
800,000	Term Loan, 0.00%, Maturing December 14, 2011 (2)	799,834
700,000	Term Loan, 7.32%, Maturing December 14, 2011	707,875

	Venetian Casino Resort, LLC
$3,770,887	Term Loan, 7.12%, Maturing June 15, 2011	$3,804,425
777,502	Term Loan, 7.12%, Maturing June 15, 2011	784,417
	VML US Finance, LLC
500,000	Term Loan, 0.00%, Maturing May 25, 2012 (2)	502,812
1,000,000	Term Loan, 8.12%, Maturing May 25, 2013	1,012,313
	Wimar Opco, LLC
800,000	Term Loan, 7.86%, Maturing January 3, 2012	810,055
		$24,833,519
Nonferrous Metals/Minerals — 1.9%
	Almatis Holdings 5 BV
$362,500	Term Loan, 7.86%, Maturing December 21, 2013	$366,720
362,500	Term Loan, 8.36%, Maturing December 21, 2014	368,362
	Alpha Natural Resources, LLC
965,250	Term Loan, 7.11%, Maturing October 26, 2012	970,076
	Carmeuse Lime, Inc.
633,185	Term Loan, 7.13%, Maturing May 2, 2011	635,559
	Longyear Global Holdings, Inc.
108,746	Term Loan, 8.61%, Maturing October 6, 2012	109,681
117,112	Term Loan, 8.61%, Maturing October 6, 2012	118,155
1,095,830	Term Loan, 8.61%, Maturing October 6, 2012	1,105,589
	Magnequench International, Inc.
1,345,125	Term Loan, 8.88%, Maturing August 31, 2009	1,350,169
	Magnum Coal Co.
209,091	Term Loan, 8.57%, Maturing March 15, 2013	209,614
2,075,227	Term Loan, 8.62%, Maturing March 15, 2013	2,080,415
	Murray Energy Corp.
960,400	Term Loan, 8.36%, Maturing January 28, 2010	972,405
	Novelis, Inc.
1,039,115	Term Loan, 7.61%, Maturing January 6, 2012	1,042,455
1,806,929	Term Loan, 7.61%, Maturing January 6, 2012	1,812,737
	Stillwater Mining Company
1,349,764	Term Loan, 7.63%, Maturing June 30, 2007	1,355,669
	Thompson Creek Metals Co.
1,249,030	Term Loan, 10.11%, Maturing October 26, 2012	1,274,010
		$13,771,616
Oil and Gas — 2.7%
	Concho Resources, Inc.
$2,412,875	Term Loan, 9.36%, Maturing July 6, 2011 (3)	$2,396,709
	El Paso Corp.
1,500,000	Term Loan, 5.23%, Maturing July 31, 2011	1,512,304
	EPCO Holdings, Inc.
421,916	Term Loan, 7.12%, Maturing August 18, 2008	423,696
2,239,654	Term Loan, 7.36%, Maturing August 18, 2010	2,269,451

	Goldking Energy Corp.
$1,100,000	Term Loan, 10.36%, Maturing December 20, 2011 (3)	$1,106,600
	Key Energy Services, Inc.
1,321,650	Term Loan, 7.84%, Maturing June 30, 2012	1,332,388
	Niska Gas Storage
278,788	Term Loan, 7.10%, Maturing May 13, 2011	279,746
189,163	Term Loan, 7.10%, Maturing May 13, 2011	189,813
282,322	Term Loan, 7.14%, Maturing May 13, 2011	283,116
1,522,356	Term Loan, 7.15%, Maturing May 12, 2013	1,526,638
	Petroleum Geo-Services ASA
759,537	Term Loan, 7.61%, Maturing December 16, 2012	765,803
	Primary Natural Resources, Inc.
1,736,875	Term Loan, 9.36%, Maturing July 28, 2010 (3)	1,725,238
	Targa Resources, Inc.
2,503,313	Term Loan, 7.36%, Maturing October 31, 2012	2,526,391
1,410,000	Term Loan, 7.62%, Maturing October 31, 2012	1,422,999
	W&T Offshore, Inc.
1,525,000	Term Loan, 7.62%, Maturing May 26, 2010	1,538,027
		$19,298,919
Publishing — 6.9%
	American Media Operations, Inc.
$1,000,000	Term Loan, 8.62%, Maturing January 31, 2013	$1,007,917
	CBD Media, LLC
3,239,146	Term Loan, 7.82%, Maturing December 31, 2009	3,263,440
	Dex Media East, LLC
3,804,299	Term Loan, 6.86%, Maturing May 8, 2009	3,812,296
	Dex Media West, LLC
3,244,491	Term Loan, 6.86%, Maturing March 9, 2010	3,251,126
	Hanley-Wood, LLC
59,099	Term Loan, 7.61%, Maturing August 1, 2012	59,272
498,534	Term Loan, 7.61%, Maturing August 1, 2012	499,988
	Idearc, Inc.
8,200,000	Term Loan, 7.32%, Maturing November 17, 2014	8,278,417
	Medianews Group, Inc.
552,183	Term Loan, 6.57%, Maturing August 25, 2010	550,112
1,069,625	Term Loan, 7.07%, Maturing August 2, 2013	1,074,305
	Merrill Communications, LLC
5,427,107	Term Loan, 7.59%, Maturing February 9, 2009	5,456,787
	Nebraska Book Co., Inc.
1,438,898	Term Loan, 7.88%, Maturing March 4, 2011	1,449,690
	Philadelphia Newspapers, LLC
820,875	Term Loan, 8.12%, Maturing June 29, 2013	831,478
	R.H. Donnelley Corp.
72,136	Term Loan, 6.61%, Maturing December 31, 2009	72,014
7,708,301	Term Loan, 6.86%, Maturing June 30, 2010	7,722,222

	Riverdeep Interactive Learning, Ltd.
$2,325,000	Term Loan, 8.10%, Maturing December 20, 2013	$2,349,945
	SGS International, Inc.
767,250	Term Loan, 7.87%, Maturing December 30, 2011	774,922
	Source Media, Inc.
1,306,441	Term Loan, 7.61%, Maturing November 8, 2011	1,318,281
	Xsys US, Inc.
2,004,256	Term Loan, 7.87%, Maturing September 27, 2013	2,028,809
2,031,126	Term Loan, 8.37%, Maturing September 27, 2014	2,056,008
	Yell Group, PLC
2,900,000	Term Loan, 7.32%, Maturing February 10, 2013	2,928,698
		$48,785,727
Radio and Television — 5.5%
	ALM Media Holdings, Inc.
$1,170,079	Term Loan, 7.86%, Maturing March 4, 2010	$1,173,553
	Block Communications, Inc.
940,500	Term Loan, 7.36%, Maturing December 22, 2011	942,263
	CMP KC, LLC
983,688	Term Loan, 9.38%, Maturing May 5, 2013	991,065
	CMP Susquehanna Corp.
1,510,875	Term Loan, 7.38%, Maturing May 5, 2013	1,522,962
	Cumulus Media, Inc.
1,592,000	Term Loan, 7.33%, Maturing June 7, 2013	1,604,508
	DirecTV Holdings, LLC
3,165,182	Term Loan, 6.82%, Maturing April 13, 2013	3,181,819
	Emmis Operating Co.
925,000	Term Loan, 7.32%, Maturing November 2, 2013	933,222
	Entravision Communications Corp.
1,452,875	Term Loan, 6.86%, Maturing September 29, 2013	1,459,686
	Gray Television, Inc.
1,410,750	Term Loan, 6.82%, Maturing November 22, 2015	1,412,010
	HEI Acquisition, LLC
650,000	Term Loan, 8.61%, Maturing December 31, 2011	654,875
	HIT Entertainment, Inc.
1,305,125	Term Loan, 7.60%, Maturing March 20, 2012	1,315,322
	Intelsat Bermuda, Ltd.
1,200,000	Term Loan, 7.86%, Maturing February 1, 2014	1,208,357
	Intelsat Subsidiary Holding Co.
1,097,250	Term Loan, 7.36%, Maturing July 3, 2013	1,109,457
	NEP II, Inc.
700,000	Term Loan, 7.60%, Maturing February 16, 2014	708,203
	Nexstar Broadcasting, Inc.
2,017,671	Term Loan, 7.11%, Maturing October 1, 2012	2,017,986
1,911,917	Term Loan, 7.11%, Maturing October 1, 2012	1,912,215

	NextMedia Operating, Inc.
$300,191	Term Loan, 7.32%, Maturing November 15, 2012	$300,229
133,417	Term Loan, 7.32%, Maturing November 15, 2012	133,434
	PanAmSat Corp.
2,743,125	Term Loan, 7.86%, Maturing January 3, 2014	2,774,174
	Patriot Media and Communications CNJ, LLC
600,000	Term Loan, 10.36%, Maturing October 6, 2013	609,000
	Paxson Communications Corp.
2,775,000	Term Loan, 8.61%, Maturing January 15, 2012	2,842,641
	Raycom TV Broadcasting, LLC
3,117,288	Term Loan, 6.88%, Maturing August 28, 2013	3,121,185
	SFX Entertainment
1,559,250	Term Loan, 8.10%, Maturing June 21, 2013	1,568,995
	Spanish Broadcasting System
989,924	Term Loan, 7.12%, Maturing June 10, 2012	993,224
	Tyrol Acquisition 2 SAS
EUR 875,000	Term Loan, 6.09%, Maturing January 19, 2015	1,172,531
EUR 875,000	Term Loan, 6.59%, Maturing January 19, 2016	1,177,837
	Young Broadcasting, Inc.
802,775	Term Loan, 7.88%, Maturing November 3, 2012	806,538
992,500	Term Loan, 7.88%, Maturing November 3, 2012	997,153
		$38,644,444
Rail Industries — 0.3%
	Kansas City Southern Railway Co.
$2,238,750	Term Loan, 7.08%, Maturing March 30, 2008	$2,245,746
		$2,245,746
Retailers (Except Food and Drug) — 4.0%
	Advantage Sales & Marketing, Inc.
$942,875	Term Loan, 7.36%, Maturing March 29, 2013	$945,240
	American Achievement Corp.
1,528,936	Term Loan, 7.72%, Maturing March 25, 2011	1,540,085
	Amscan Holdings, Inc.
1,588,000	Term Loan, 8.39%, Maturing December 23, 2012	1,604,872
	Coinmach Laundry Corp.
3,884,263	Term Loan, 7.88%, Maturing December 19, 2012	3,922,500
	FTD, Inc.
758,667	Term Loan, 7.36%, Maturing July 28, 2013	762,934
	Harbor Freight Tools USA, Inc.
2,114,701	Term Loan, 7.61%, Maturing July 15, 2010	2,136,730
	Home Interiors & Gifts, Inc.
2,681,102	Term Loan, 10.35%, Maturing March 31, 2011	2,044,341
	Josten’s Corp.
4,760,195	Term Loan, 7.37%, Maturing October 4, 2011	4,788,957
	Mapco Express, Inc.
603,501	Term Loan, 8.10%, Maturing April 28, 2011	608,781

	Mauser Werke GMBH & Co. KG
$1,300,000	Term Loan, 8.10%, Maturing December 3, 2011	$1,308,125
	Neiman Marcus Group, Inc.
925,316	Term Loan, 7.35%, Maturing April 5, 2013	937,027
	Oriental Trading Co., Inc.
1,225,000	Term Loan, 11.36%, Maturing January 31, 2013	1,239,547
1,840,750	Term Loan, 7.61%, Maturing July 31, 2013	1,852,831
	Rent-A-Center, Inc.
1,246,867	Term Loan, 7.12%, Maturing November 15, 2012	1,251,543
	Rover Acquisition Corp.
2,450,000	Term Loan, 8.10%, Maturing October 26, 2013	2,480,880
	Savers, Inc.
387,354	Term Loan, 8.11%, Maturing August 11, 2012	391,712
460,521	Term Loan, 8.11%, Maturing August 11, 2012	465,702
		$28,281,807
Steel — 0.1%
	Gibraltar Industries, Inc.
$525,016	Term Loan, 7.13%, Maturing December 8, 2010	$524,688
		$524,688
Surface Transport — 1.3%
	Gainey Corp.
$845,750	Term Loan, 8.16%, Maturing April 20, 2012	$848,393
	Horizon Lines, LLC
2,647,649	Term Loan, 7.62%, Maturing July 7, 2011	2,666,680
	Laidlaw International, Inc.
336,656	Term Loan, 7.11%, Maturing July 31, 2013	338,410
1,009,969	Term Loan, 7.11%, Maturing July 31, 2013	1,015,229
	Oshkosh Truck Corp.
2,150,000	Term Loan, 7.35%, Maturing December 6, 2013	2,170,924
	Ozburn-Hessey Holding Co., LLC
497,052	Term Loan, 8.63%, Maturing August 9, 2012	498,295
	Sirva Worldwide, Inc.
1,648,546	Term Loan, 11.61%, Maturing December 1, 2010	1,638,242
		$9,176,173
Telecommunications — 4.3%
	Alaska Communications Systems Holdings, Inc.
$1,105,000	Term Loan, 7.11%, Maturing February 1, 2012	$1,114,784
	Asurion Corp.
1,277,126	Term Loan, 8.32%, Maturing July 13, 2012	1,291,494
1,050,000	Term Loan, 11.57%, Maturing January 13, 2013	1,076,250
	Cellular South, Inc.
1,312,311	Term Loan, 7.11%, Maturing May 4, 2011	1,318,872
	Centennial Cellular Operating Co., LLC
4,594,820	Term Loan, 7.36%, Maturing February 9, 2011	4,642,685

	Consolidated Communications, Inc.
$4,496,651	Term Loan, 7.11%, Maturing July 27, 2015	$4,521,945
	Epicor Software Corp.
421,813	Term Loan, 7.85%, Maturing March 30, 2012	423,658
	FairPoint Communications, Inc.
3,235,000	Term Loan, 7.13%, Maturing February 8, 2012	3,251,680
	Hawaiian Telcom Communications, Inc.
824,467	Term Loan, 7.62%, Maturing October 31, 2012	830,006
	Iowa Telecommunications Services
688,000	Term Loan, 7.12%, Maturing November 23, 2011	693,733
	IPC Acquisition Corp.
723,188	Term Loan, 7.86%, Maturing September 29, 2013	732,227
	Madison River Capital, LLC
594,286	Term Loan, 7.61%, Maturing July 29, 2012	596,236
	NTelos, Inc.
1,327,947	Term Loan, 7.57%, Maturing August 24, 2011	1,337,575
	Stratos Global Corp.
1,163,250	Term Loan, 8.11%, Maturing February 13, 2012	1,172,943
	Triton PCS, Inc.
3,161,808	Term Loan, 8.57%, Maturing November 18, 2009	3,191,450
	West Corp.
2,725,000	Term Loan, 7.75%, Maturing October 24, 2013	2,751,492
	WestCom Corp.
763,620	Term Loan, 8.15%, Maturing December 17, 2010	764,574
1,000,000	Term Loan, 12.36%, Maturing May 17, 2011	1,008,125
		$30,719,729
Utilities — 3.0%
	Astoria Generating Co.
$1,000,000	Term Loan, 9.12%, Maturing August 23, 2013	$1,015,278
	BRSP, LLC
2,100,000	Term Loan, 8.37%, Maturing July 13, 2009	2,110,500
	Cogentrix Delaware Holdings, Inc.
582,641	Term Loan, 6.87%, Maturing April 14, 2012	584,947
	Covanta Energy Corp.
626,804	Term Loan, 5.28%, Maturing February 9, 2014	630,330
1,273,196	Term Loan, 6.88%, Maturing February 9, 2014	1,280,358
	La Paloma Generating Co., LLC
55,738	Term Loan, 7.07%, Maturing August 16, 2012	55,877
319,007	Term Loan, 7.11%, Maturing August 16, 2012	319,804
25,407	Term Loan, 7.11%, Maturing August 16, 2012	25,470
	LSP General Finance Co., LLC
41,632	Term Loan, 7.11%, Maturing April 14, 2013	41,853
967,670	Term Loan, 7.11%, Maturing April 14, 2013	972,812
	Mirant North America, LLC.
1,212,750	Term Loan, 7.07%, Maturing January 3, 2013	1,218,359

	NRG Energy, Inc.
$2,050,000	Term Loan, 7.36%, Maturing February 1, 2013	$2,071,584
7,793,415	Term Loan, 7.36%, Maturing February 1, 2013	7,877,615
	Pike Electric, Inc.
1,775,432	Term Loan, 7.13%, Maturing July 1, 2012	1,776,357
481,982	Term Loan, 7.13%, Maturing December 10, 2012	482,233
	Vulcan Energy Corp.
665,243	Term Loan, 6.86%, Maturing July 23, 2010	666,699
		$21,130,076
Total Senior, Floating Rate Interests (identified cost, $965,076,262)		$970,499,650

Corporate Bonds & Notes — 15.5%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.3%
	Alion Science and Technologies Corp.
$305	10.25%, 2/1/15 (4)	$318,725
	Argo Tech Corp., Sr. Notes
1,540	9.25%, 6/1/11	1,678,600
	Bombardier, Inc., Sr. Notes
145	8.00%, 11/15/14 (4)	152,250
	DRS Technologies, Inc., Sr. Sub. Notes
90	7.625%, 2/1/18	93,150
		$2,242,725
Automotive — 0.2%
	Altra Industrial Motion, Inc.
$250	9.00%, 12/1/11	$261,250
	American Axle and Manufacturing, Inc.
150	7.875%, 3/1/17	150,750
	Commercial Vehicle Group, Inc., Sr. Notes
110	8.00%, 7/1/13	111,375
	Goodyear Tire & Rubber Co., Sr. Notes
140	8.625%, 12/1/11 (4)	149,450
	Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate
200	9.14%, 12/1/09	203,000
	Tenneco Automotive, Inc., Series B
145	10.25%, 7/15/13	158,775
	Tenneco Automotive, Inc., Sr. Sub. Notes
280	8.625%, 11/15/14	293,300
	Titan International, Inc., Sr. Notes
160	8.00%, 1/15/12 (4)	164,000
		$1,491,900

Brokers/Dealers/Investment Houses — 0.1%
	Residential Capital Corp., Sub. Notes, Variable Rate
$705	7.19%, 4/17/09 (4)	$704,204
		$704,204
Building and Development — 0.8%
	Collins & Aikman Floor Cover
$400	9.75%, 2/15/10	$411,000
	General Cable Corp., Sr. Notes
130	9.50%, 11/15/10	138,450
	Grohe Holding of GMBH
EUR 2,000	6.622%, 1/15/14	2,658,544
	Mueller Group, Inc., Sr. Sub. Notes
390	10.00%, 5/1/12	424,125
	Mueller Holdings, Inc., Disc. Notes, (0.00% until 2009)
83	14.75%, 4/15/14	75,945
	Nortek, Inc., Sr. Sub. Notes
950	8.50%, 9/1/14	971,375
	NTK Holdings, Inc., Sr. Disc. Notes
405	10.75%, 3/1/14	319,950
	Panolam Industries International, Sr. Sub. Notes
395	10.75%, 10/1/13 (4)	426,600
	Stanley-Martin Co.
90	9.75%, 8/15/15	82,800
		$5,508,789
Business Equipment and Services — 0.8%
	Activant Solutions Inc., Sr. Sub. Notes
$110	9.50%, 5/1/16	$108,625
	Affinion Group, Inc.
110	10.125%, 10/15/13	119,350
150	11.50%, 10/15/15	163,500
	Education Management, LLC, Sr. Notes
310	8.75%, 6/1/14	327,825
	Education Management, LLC, Sr. Sub. Notes
590	10.25%, 6/1/16	643,100
	Hydrochem Industrial Services, Inc., Sr. Sub. Notes
100	9.25%, 2/15/13 (4)	103,500
	Knowledge Learning Center, Sr. Sub. Notes
180	7.75%, 2/1/15 (4)	177,750
	Lamar Media Corp., Sr. Sub. Notes
40	6.625%, 8/15/15	39,600
	Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
1,040	9.875%, 8/15/11	1,107,600

	PGS Solutions, Inc., Sr. Sub. Notes
$60	9.625%, 2/15/15 (4)	$62,116
	Sabre Holdings Corp.
720	7.35%, 8/1/11	706,338
	Safety Products Holdings, Inc., Sr. Notes (PIK)
334	11.75%, 1/1/12 (3)	354,077
	Sungard Data Systems, Inc.
295	9.125%, 8/15/13	316,387
	Sungard Data Systems, Inc., Variable Rate
110	9.90%, 8/15/13	115,500
	United Rentals North America, Inc., Sr. Sub. Notes
1,000	7.75%, 11/15/13	1,027,500
		$5,372,768
Cable and Satellite Television — 1.0%
	Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
$460	9.87%, 4/1/09	$492,200
	CCH I Holdings, LLC
350	11.75%, 5/15/14	343,875
	CCH I, LLC/CCH I Capital Co.
335	11.00%, 10/1/15	350,075
	CCH II, LLC/CCH II Capital Co.
295	10.25%, 9/15/10	311,225
	CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
1,785	8.75%, 11/15/13	1,865,325
	CSC Holdings, Inc., Series B
140	8.125%, 8/15/09	145,600
	CSC Holdings, Inc., Sr. Notes
25	8.125%, 7/15/09	26,000
	CSC Holdings, Inc., Sr. Notes, Series B
35	7.625%, 4/1/11	36,137
	Insight Communications, Sr. Disc. Notes
295	12.25%, 2/15/11	308,644
	Kabel Deutschland GMBH
220	10.625%, 7/1/14	246,400
	Mediacom Broadband Corp., LLC, Sr. Notes
270	8.50%, 10/15/15 (4)	276,075
	National Cable, PLC
150	8.75%, 4/15/14	157,125
	UGS Corp.
2,320	10.00%, 6/1/12	2,552,000
		$7,110,681
Chemicals and Plastics — 0.7%
	BCP Crystal Holdings Corp., Sr. Sub. Notes
$435	9.625%, 6/15/14	$485,569

	Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, (0.00% until 2009)
$1,004	10.50%, 10/1/14	$883,520
	Equistar Chemical, Sr. Notes
125	10.625%, 5/1/11	132,812
	Mosaic Co., Sr. Notes
140	7.375%, 12/1/14 (4)	145,250
140	7.625%, 12/1/16 (4)	146,650
	Nova Chemicals Corp., Sr. Notes, Variable Rate
215	8.502%, 11/15/13	216,075
	OM Group, Inc.
2,010	9.25%, 12/15/11	2,102,962
	Reichhold Industries, Inc., Sr. Notes
445	9.00%, 8/15/14 (4)	465,025
	Rockwood Specialties Group, Sr. Sub. Notes
328	10.625%, 5/15/11	347,680
		$4,925,543
Clothing/Textiles — 0.7%
	Hanesbrands, Inc., Sr. Notes, Variable Rate
$840	8.735%, 12/15/14 (4)	$863,100
	Levi Strauss & Co., Sr. Notes
920	12.25%, 12/15/12	1,020,050
155	9.75%, 1/15/15	171,275
480	8.875%, 4/1/16	519,600
	Levi Strauss & Co., Sr. Notes, Variable Rate
425	10.11%, 4/1/12	436,156
	Oxford Industries, Inc., Sr. Notes
1,290	8.875%, 6/1/11	1,348,050
	Perry Ellis International, Inc., Sr. Sub. Notes
235	8.875%, 9/15/13	244,400
	Phillips Van-Heusen, Sr. Notes
50	7.25%, 2/15/11	51,125
		$4,653,756
Conglomerates — 0.2%
	Amsted Industries, Inc., Sr. Notes
$1,000	10.25%, 10/15/11 (4)	$1,076,250
	Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
234	8.36%, 6/15/12	237,510
	RBS Global and Rexnord Corp.
195	9.50%, 8/1/14 (4)	206,700
	RBS Global and Rexnord Corp., Sr. Sub. Notes
135	11.75%, 8/1/16 (4)	148,500
		$1,668,960

Containers and Glass Products — 0.3%
	Berry Plastics Holding Corp
$450	8.875%, 9/15/14	$468,000
	Berry Plastics Holding Corp., Variable Rate
125	9.235%, 9/15/14	129,687
	Intertape Polymer US, Inc., Sr. Sub. Notes
865	8.50%, 8/1/14	810,386
	Pliant Corp. (PIK)
228	11.85%, 6/15/09 (3)	247,613
	Smurfit-Stone Container Corp., Sr. Notes
40	9.75%, 2/1/11	41,550
		$1,697,236
Cosmetics/Toiletries — 0.0%
	Sally Holdings, LLC, Sr. Notes
$60	9.25%, 11/15/14 (4)	$62,400
		$62,400
Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
$570	9.50%, 4/15/14	$605,625
		$605,625
Electronic/Electric — 0.2%
	Avago Technologies Finance
$80	11.875%, 12/1/15	$89,400
	Avago Technologies Finance, Sr. Notes
155	10.125%, 12/1/13	166,625
	CPI Holdco, Inc., Sr. Notes, Variable Rate
110	11.151%, 2/1/15	114,125
	NXP BV/ NXP Funding, LLC, Variable Rate
875	8.11%, 10/15/13 (4)	899,062
	NXP BV/NXP Funding, LLC, Sr. Notes
190	9.50%, 10/15/15 (4)	197,125
	Open Solutions, Inc., Sr. Sub. Notes
60	9.75%, 2/1/15 (4)	62,250
		$1,528,587
Equipment Leasing — 0.1%
	Hertz Corp., Sub. Notes
$590	8.875%, 1/1/14	$638,675
	Rental Service Corp.
100	9.50%, 12/1/14 (4)	107,000
		$745,675
Financial Intermediaries — 1.8%
	Alzette, Variable Rate
$750	11.86%, 12/15/20 (4)	$771,562

	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
$760	6.73%, 2/24/19 (4)	$764,595
	Babson Ltd., 2005-1A, Class C1, Variable Rate
1,000	7.31%, 4/15/19 (4)	1,016,007
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	7.41%, 1/15/19 (4)	1,018,505
	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
1,000	10.90%, 3/8/17	1,055,867
	Centurion CDO 9 Ltd., Series 2005-9A
750	9.35%, 7/17/19	777,745
	First CLO, Ltd., Sr. Sub. Notes, Variable Rate
1,000	7.66%, 7/27/16 (4)	1,013,838
	Ford Motor Credit Co.
220	6.625%, 6/16/08	220,638
795	7.375%, 10/28/09	801,443
375	7.875%, 6/15/10	381,732
	Ford Motor Credit Co., Sr. Notes
20	9.875%, 8/10/11	21,599
	Ford Motor Credit Co., Sr. Notes, Variable Rate
500	8.11%, 1/13/12	503,299
	Ford Motor Credit Co., Variable Rate
1,100	8.36%, 11/2/07	1,114,259
	General Motors Acceptance Corp.
220	5.125%, 5/9/08	217,266
110	5.85%, 1/14/09	109,169
45	7.00%, 2/1/12	45,701
1,180	8.00%, 11/1/31	1,304,835
	Sonata Securities S.A., Series 2006-5
750	8.75%, 6/27/07	757,204
	Sonata Securities S.A., Series 2006-6
750	8.75%, 6/27/07	757,144
		$12,652,408
Food Products — 0.1%
	ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, (0.00% until 2008)
$550	11.50%, 11/1/11	497,750
	Nutro Products, Inc., Sr. Notes, Variable Rate
85	9.40%, 10/15/13 (4)	88,719
	Pierre Foods, Inc., Sr. Sub. Notes
40	9.875%, 7/15/12	41,400
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
110	8.25%, 12/1/13	118,800
		$746,669

Food Service — 0.1%
	Aramark Corp., Sr. Notes
$65	8.50%, 2/1/15 (4)	$67,844
	Aramark Corp., Sr. Notes, Variable Rate
380	8.86%, 2/1/15 (4)	394,250
	EL Pollo Loco, Inc.
410	11.75%, 11/15/13	$457,150
	NPC International, Inc. Sr. Sub. Notes
390	9.50%, 5/1/14	413,400
	Sbarro, Inc., Sr. Notes
100	10.375%, 2/1/15 (4)	104,750
		$1,437,394
Food/Drug Retailers — 0.3%
	General Nutrition Centers, Inc.
$85	8.625%, 1/15/11	$91,152
	General Nutrition Centers, Inc., Sr. Sub. Notes
220	8.50%, 12/1/10	234,809
	GNC Parent Corp., Variable Rate
510	12.14%, 12/1/11	530,400
	Rite Aid Corp.
1,125	6.125%, 12/15/08 (4)	1,125,000
320	8.125%, 5/1/10	330,000
		$2,311,361
Forest Products — 0.2%
	Jefferson Smurfit Corp.
$85	7.50%, 6/1/13	$85,000
	JSG Funding PLC, Sr. Notes
365	9.625%, 10/1/12	389,181
	NewPage Corp.
480	10.00%, 5/1/12	525,600
	NewPage Corp., Variable Rate
155	11.61%, 5/1/12	169,725
	Stone Container Corp.
320	7.375%, 7/15/14	317,600
		$1,487,106
Healthcare — 1.1%
	Accellent, Inc.
$275	10.50%, 12/1/13	$287,375
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
355	10.00%, 2/15/15	392,275
	CDRV Investors, Inc., Sr. Disc. Notes, (0.00% until 2010)
25	9.625%, 1/1/15	20,187
	CDRV Investors, Inc., Sr. Notes, Variable Rate
295	9.86%, 12/1/11	291,312

	HCA, Inc.
$245	8.75%, 9/1/10	$256,637
670	9.25%, 11/15/16 (4)	719,412
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
650	8.75%, 2/15/12	677,625
	MultiPlan, Inc., Sr. Sub. Notes
415	10.375%, 4/15/16 (4)	432,637
	National Mentor Holdings, Inc., Sr. Sub. Notes
215	11.25%, 7/1/14	239,187
	Res-Care, Inc., Sr. Notes
220	7.75%, 10/15/13	226,050
	Service Corp. International, Sr. Notes
440	7.00%, 6/15/17	446,600
	Triad Hospitals, Inc., Sr. Notes
470	7.00%, 5/15/12	487,625
	US Oncology, Inc.
390	9.00%, 8/15/12	414,375
1,940	10.75%, 8/15/14	2,143,700
	Vanguard Health Holdings Co., LLC, Sr. Disc. Notes,
120	11.25%, 10/1/15	98,700
	VWR International, Inc., Sr. Sub. Notes
235	8.00%, 4/15/14	239,700
		$7,373,397
Home Furnishings — 0.1%
	Interline Brands, Inc., Sr. Sub. Notes
$150	8.125%, 6/15/14	$154,500
	Steinway Musical Instruments, Sr. Notes
175	7.00%, 3/1/14 (4)	172,375
		$326,875
Industrial Equipment — 0.1%
	Case New Holland, Inc., Sr. Notes
220	9.25%, 8/1/11	233,200
	Chart Industries, Inc., Sr. Sub. Notes
215	9.125%, 10/15/15 (4)	226,825
	ESCO Corp., Sr. Notes
160	8.625%, 12/15/13 (4)	170,000
	ESCO Corp., Sr. Notes, Variable Rate
160	9.235%, 12/15/13 (4)	167,200
		$797,225
Leisure Goods/Activities/Movies — 0.4%
	AMC Entertainment, Inc., Sr. Sub. Notes
$440	9.875%, 2/1/12	$464,750
	AMC Entertainment, Inc., Variable Rate
65	9.61%, 8/15/10	67,356

	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
$220	12.50%, 4/1/13 (4)	$222,750
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
405	10.12%, 4/1/12 (4)	411,075
	Marquee Holdings, Inc., Sr. Disc. Notes, (0.00% until 2009)
610	12.00%, 8/15/14	539,850
	Universal City Developement Partners, Sr. Notes
385	11.75%, 4/1/10	410,987
	Universal City Florida Holdings, Sr. Notes, Variable Rate
680	10.11%, 5/1/10	707,200
		$2,823,968
Lodging and Casinos — 0.9%
	Buffalo Thunder Development Authority
$410	9.375%, 12/15/14 (4)	$425,375
	CCM Merger, Inc.
260	8.00%, 8/1/13 (4)	261,300
	Chukchansi EDA, Sr. Notes, Variable Rate
310	8.877%, 11/15/12 (4)	320,462
	Galaxy Entertainment Finance
200	9.875%, 12/15/12 (4)	219,250
	Greektown Holdings, LLC, Sr. Notes
225	10.75%, 12/1/13 (4)	241,875
	Host Hotels & Resorts L.P.
205	6.875%, 11/1/14	209,612
	Inn of the Mountain Gods, Sr. Notes
700	12.00%, 11/15/10	766,500
	Las Vegas Sands Corp.
155	6.375%, 2/15/15	150,350
	Majestic HoldCo, LLC, (0.00% until 2008)
150	12.50%, 10/15/11 (4)	104,250
	Majestic Star Casino, LLC
340	9.50%, 10/15/10	359,550
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
110	8.00%, 4/1/12	114,950
	OED Corp./Diamond Jo, LLC
125	8.75%, 4/15/12	124,375
	Pokagon Gaming Authority, Sr. Notes
40	10.375%, 6/15/14 (4)	44,000
	San Pasqual Casino
345	8.00%, 9/15/13 (4)	356,212
	Seminole Hard Rock Entertainment, Variable Rate
225	7.848%, 3/15/14 (4)	227,250
	Station Casinos, Inc.
60	7.75%, 8/15/16	61,950

	Station Casinos, Inc., Sr. Notes
$105	6.00%, 4/1/12	$102,375
	Trump Entertainment Resorts, Inc.
1,515	8.50%, 6/1/15	1,522,575
	Tunica-Biloxi Gaming Authority, Sr. Notes
345	9.00%, 11/15/15 (4)	368,288
	Turning Stone Resort Casinos, Sr. Notes
85	9.125%, 9/15/14 (4)	88,825
	Waterford Gaming, LLC, Sr. Notes
388	8.625%, 9/15/12 (4)	412,250
	Wynn Las Vegas, LLC
120	6.625%, 12/1/14	119,400
		$6,600,974
Nonferrous Metals/Minerals — 0.3%
	Aleris International, Inc., Sr. Notes
$240	9.00%, 12/15/14 (4)	$255,600
	Aleris International, Inc., Sr. Sub. Notes
710	10.00%, 12/15/16 (4)	752,600
	Alpha Natural Resources, Sr. Notes
90	10.00%, 6/1/12	97,650
	FMG Finance PTY, Ltd., Variable Rate
220	9.369%, 9/1/11 (4)	232,100
535	10.625%, 9/1/16 (4)	617,925
	Novelis, Inc.
150	7.25%, 2/15/15	156,750
		$2,112,625
Oil and Gas — 0.9%
	Allis-Chalmers Energy, Inc.
$500	9.00%, 1/15/14	$508,750
	Allis-Chalmers Energy, Inc., Sr. Notes
100	8.50%, 3/1/17 (4)	100,000
	Chaparral Energy, Inc., Sr. Notes
300	8.875%, 2/1/17 (4)	307,500
	Clayton Williams Energy, Inc.
130	7.75%, 8/1/13	124,150
	Compton Pet Finance Corp.
240	7.625%, 12/1/13	236,400
	Copano Energy, LLC, Sr. Notes
75	8.125%, 3/1/16	78,000
	El Paso Corp., Sr. Notes
245	9.625%, 5/15/12	284,813
	El Paso Production Holding Co.
280	7.75%, 6/1/13	294,000
	Encore Acquisition Co., Sr. Sub. Notes
175	7.25%, 12/1/17	168,438

	Giant Industries
$90	8.00%, 5/15/14	$97,425
	Ocean Rig Norway AS, Sr. Notes
255	8.375%, 7/1/13 (4)	272,850
	OPTI Cananda, Inc.
400	8.25%, 12/15/14 (4)	416,000
	Parker Drilling Co., Sr. Notes
110	9.625%, 10/1/13	120,175
	Petrobas International Finance Co., Sr. Sub. Notes
60	6.125%, 10/6/16	61,050
	Petrohawk Energy Corp.
890	9.125%, 7/15/13	950,075
	Quicksilver Resources, Inc.
235	7.125%, 4/1/16	231,475
	SemGroup L.P., Sr. Notes
605	8.75%, 11/15/15 (4)	617,100
	SESI, LLC
65	6.875%, 6/1/14	64,838
	Stewart & Stevenson, LLC, Sr. Notes
345	10.00%, 7/15/14 (4)	363,113
	United Refining Co., Sr. Notes
670	10.50%, 8/15/12	706,850
	Verasun Energy Corp.
335	9.875%, 12/15/12	348,400
		$6,351,402
Publishing — 0.2%
	CBD Media, Inc., Sr. Sub. Notes
$135	8.625%, 6/1/11	$140,400
	Idearc, Inc., Sr. Notes
245	8.00%, 11/15/16 (4)	252,962
	MediaNews Group, Inc., Sr. Sub. Notes
110	6.875%, 10/1/13	102,300
	MediMedia USA, Inc., Sr. Sub Notes
60	11.375%, 11/15/14 (4)	63,300
	R.H. Donnelley Corp., Sr. Disc. Notes
165	6.875%, 1/15/13	161,700
175	6.875%, 1/15/13	171,500
	Reader’s Digest Association, Sr. Sub. Notes
475	9.00%, 2/15/17 (4)	472,625
		$1,364,787
Radio and Television — 0.8%
	Advanstar Communications, Inc.
$1,135	10.75%, 8/15/10	$1,222,963
	CanWest Media, Inc.
290	8.00%, 9/15/12	300,150

	Intelsat Ltd., Sr. Notes
$1,585	5.25%, 11/1/08	$1,565,188
	LBI Media, Inc.
180	10.125%, 7/15/12	189,900
	Rainbow National Services, LLC, Sr. Notes
115	8.75%, 9/1/12 (4)	122,763
	Rainbow National Services, LLC, Sr. Sub. Debs.
1,470	10.375%, 9/1/14 (4)	1,653,750
	Sirius Satellite Radio, Sr. Notes
615	9.625%, 8/1/13	624,225
		$5,678,939
Rail Industries — 0.1%
	American Railcar Industry
$195	7.50%, 3/1/14 (4)	$199,388
	Kansas City Southern Mexico, Sr. Notes
275	7.625%, 12/1/13 (4)	277,063
	Kansas City Southern Railway Co.
105	9.50%, 10/1/08	110,250
	TFM SA de C.V., Sr. Notes
145	12.50%, 6/15/12	157,144
		$743,845
Retailers (Except Food and Drug) — 0.6%
	Amscan Holdings, Inc., Sr. Sub. Notes
$280	8.75%, 5/1/14	$277,200
	AutoNation, Inc., Variable Rate
150	7.36%, 4/15/13	153,000
	Bon-Ton Department Stores, Inc.
245	10.25%, 3/15/14	260,925
	GameStop Corp.
1,440	8.00%, 10/1/12	1,537,200
	Linens ‘N Things, Inc., Variable Rate
95	10.985%, 1/15/14	93,575
	Michaels Stores, Inc., Sr. Notes
345	10.00%, 11/1/14 (4)	370,875
	Michaels Stores, Inc., Sr. Sub. Notes
390	11.375%, 11/1/16 (4)	425,100
	Neiman Marcus Group, Inc.
540	9.00%, 10/15/15	596,700
320	10.375%, 10/15/15	360,000
	Toys “R” Us
340	7.375%, 10/15/18	293,250
	Yankee Acquisition Corp., Sr. Notes
50	8.50%, 2/15/15 (4)	51,375

	Yankee Acquisition Corp., Sr. Sub. Notes
$60	9.75%, 2/15/17 (4)	$61,800
		$4,481,000
Steel — 0.1%
	AK Steel Corp.
$72	7.875%, 2/15/09	$72,180
	RathGibson, Inc., Sr. Notes
495	11.25%, 2/15/14	527,175
		$599,355
Surface Transport — 0.3%
	Horizon Lines, LLC
$1,808	9.00%, 11/1/12	$1,902,920
		$1,902,920
Telecommunications — 1.4%
	Alamosa Delaware, Inc., Sr. Notes
$560	11.00%, 7/31/10	$600,683
	Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes
265	10.125%, 6/15/13	287,856
	Digicel Group Ltd., Sr. Notes
295	8.875%, 1/15/15 (4)	288,731
200	9.125%, 1/15/15 (4)	195,250
	Digicel Ltd., Sr. Notes
285	9.25%, 9/1/12 (4)	304,950
	Intelsat Bermuda Ltd.
365	9.25%, 6/15/16 (4)	405,150
	Level 3 Financing, Inc., Sr. Notes
250	9.25%, 11/1/14 (4)	257,813
240	8.75%, 2/15/17 (4)	242,100
	Qwest Capital Funding, Inc.
123	7.00%, 8/3/09	125,460
	Qwest Communications International, Inc.
70	7.50%, 11/1/08	71,400
1,450	7.50%, 2/15/14	1,509,813
	Qwest Corp., Sr. Notes
505	7.625%, 6/15/15	541,613
	Qwest Corp., Sr. Notes, Variable Rate
1,090	8.61%, 6/15/13	1,194,913
	Rogers Wireless, Inc., Sr. Sub. Notes
45	8.00%, 12/15/12	48,206
	Rogers Wireless, Inc., Variable Rate
1,617	8.485%, 12/15/10	1,653,383
	UbiquiTel Operating Co., Sr. Notes
1,110	9.875%, 3/1/11	1,194,524

	West Corp., Sr. Notes
$575	9.50%, 10/15/14 (4)	$608,063
	Windstream Corp.
215	8.125%, 8/1/13	233,006
65	8.625%, 8/1/16	71,500
		$9,834,414
Utilities — 0.2%
	Dynegy Holdings, Inc.
$220	8.375%, 5/1/16	$236,500
430	7.625%, 10/15/26	427,850
	NRG Energy, Inc.
150	7.25%, 2/1/14	153,375
465	7.375%, 1/15/17	474,300
	NRG Energy, Inc., Sr. Notes
210	7.375%, 2/1/16	214,725
	Reliant Energy, Inc.
180	9.25%, 7/15/10	190,800
		$1,697,550
Total Corporate Bonds & Notes (identified cost, $105,628,341)		$109,643,063

Convertible Bonds — 0.1%

Principal
Amount	Security	Value
$345,000	L-3 Communications Corp. (4)	$370,013
Total Convertible Bonds (identified cost, $348,787)		$370,013

Common Stocks — 0.1%

Shares	Security	Value
34,611	Trump Entertainment Resorts, Inc. (5)	$608,808
Total Common Stocks (identified cost, $427,071)		$608,808

Preferred Stocks — 0.0%

Shares	Security	Value
1,123	Chesapeake Energy Corp., 4.50%	$108,403
1,029	Crown Castle International Corp., (PIK)	58,910
Total Preferred Stocks (identified cost, $158,111)		$167,313

Closed-End Investment Companies — 2.3%

Shares	Security	Value
150,400	BlackRock Floating Rate Income Strategies Fund II, Inc.	$2,782,400
52,200	BlackRock Floating Rate Income Strategies Fund, Inc.	985,536
343,600	First Trust / Four Corners Senior Floating Rate Income Fund II	6,404,704
505,500	ING Prime Rate Trust	3,740,700
162,500	LMP Corporate Loan Fund, Inc.	2,263,625
Total Closed-End Investment Companies (identified cost, $15,810,176)		$16,176,965

Short-Term Investments — 5.3%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio 4.69% (6)	$37,903	$37,903,274
Total Short-Term Investments (at amortized cost, $37,903,274)		$37,903,274
Total Investments — 160.2% (identified cost $1,125,352,022)		$1,135,369,086
Less Unfunded Loan Commitments — (0.7)%		$(4,946,550)
Net Investments — 159.5% (identified cost $1,120,405,472)		$1,130,422,536
Other Assets, Less Liabilities — 2.0%		$14,000,164
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.5)%		$(435,671,263)
Net Assets Applicable to Common Shares — 100.0%		$708,751,437

EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment in Kind
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the Borrowers discretion.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $29,428,522 or 4.2% of the net assets.

(5)	Non-income producing security.
(6)

Affiliated investment investing in high quality, U.S. dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of February 28, 2007.

A summary of financial instruments at February 28, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized Appreciation
Date	Deliver	In Exchange For	(Depreciation)
3/30/07	British Pound 2,750,000	United States Dollar 5,395,000	$5,811
3/30/07	Euro 7,677,640	United States Dollar 10,136,217	(17,765)
			$(11,954)

Credit Default Swaps

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
800,000 USD	3/20/2009	Agreement with Lehman Brothers Special Financing, Inc. dated 9/24/2004 whereby the Fund will receive 2.30% per year times the notional amount. The Fund makes payment only upon a default event on underlying loan assets (13 in total, each representing 7.69% of the notional value of the swap).	$(10,082)
2,000,000 USD	3/20/2010	Agreement with Lehman Brothers Special Financing, Inc. dated 3/15/2005 whereby the Fund will receive 2.20% per year times the notional amount. The Fund makes payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$64,500

At February 28, 2007 the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at February 28, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,121,887,380
Gross unrealized appreciation	$10,847,632
Gross unrealized depreciation	(2,312,476)
Net unrealized appreciation	$8,535,156

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President
Date:	April 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President
Date:	April 13, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date:	April 13, 2007